Subsequent Events (Tables)	6 Months Ended
Sep. 30, 2022
Subsequent Events [abstract]
Schedule of closing balance
Regarding Reachnet	As of September 30, 2022	As of October 1, 2022
Net receivable from Reachnet	$54,343,241	—
Customer acquisition payable to Reachnet, current portion	$(27,104,338)	—
Customer acquisition payable to Reachnet, non-current portion	$(27,104,338)	—
Total Customer acquisition payable to Reachnet	$(54,208,676)	—
Net Financial Costs	$134,565	—
Adjusted with the opening retained earnings, as of October 1, 2022		$(134,565)